Shares and issued capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital
Fully paid ordinary shares

	Number of	Share	Share
	shares	capital	Premium
		USD’000	USD’000
Balance at December 31, 2014	35,856,096,167	14,342	4,376,630
Issuance of shares under the Company’s employee share option plan	232,284,137	93	20,819
Ordinary shares issued at June 8, 2015	4,700,000,000	1,880	397,580
Ordinary shares issued at September 25, 2015	323,518,848	130	27,392
Ordinary shares issued at October 9, 2015	961,849,809	385	81,440
Balance at December 31, 2015	42,073,748,961	16,830	4,903,861
Issuance of shares under the Company’s employee share option plan	329,531,926	132	35,367
Conversion of convertible bonds during the year	105,128,132	42	11,023
Adjustment arising from the Share Consolidation	(38,257,568,118)	—	—
Issuance of shares under the Company’s employee share option plan after the Share Consolidation	2,081,358	8	697
Balance at December 31, 2016	4,252,922,259	17,012	4,950,948
Issuance of shares under the Company’s employee share option plan (Note 39)	32,723,622	130	35,178
Conversion of convertible bonds during the year	389,042,383	1,556	427,168
Share premium reduction	—	—	(910,849)
Ordinary shares issued at December 6, 2017	241,418,625	966	325,174
Balance at December 31, 2017	4,916,106,889	19,664	4,827,619